February 27, 2017

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re: Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for The Guardian Separate Account R of The Guardian Insurance & Annuity Company, Inc.

(File Nos. 333-193627 and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is the Account’s Post-Effective Amendment No. 3 (the “Amendment”) to the Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 4 under the Investment Company Act of 1940.

The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act in order to update certain disclosures throughout the prospectus document, including a fee increase for some of the optional death benefit riders and changes to underlying investment allocations offered. Updated financial information, consent of the independent registered accounting firm, biographical, tax, performance results and other information, including but not limited to state variation disclosure, presented in the Prospectus and Statement of Additional Information, editorial, stylistic and other non-material changes will be filed by subsequent amendment.

As counsel to the Account, I represent that the Amendment is being filed solely for the reasons described above. Please call the undersigned at (212) 598-8714 with any comments or questions concerning this filing.

Very truly yours,

/s/ Patrick Ivkovich
Patrick Ivkovich

Counsel

The Guardian Life Insurance Company of America

7 Hanover Square

New York City, NY 10004

Phone: 212-598-8714

Facsimile: 212-919-2691

E-mail: Patrick_ivkovich@glic.com